Segmented information	9 Months Ended
Sep. 30, 2020
Segmented information
Segmented information

17.Segmented information

The Company operates in two reportable business segments in Canada.

The two reportable business segments offer different products, require different production processes, and are based on how the financial information is produced internally for the purposes of making operating decisions. The following summary describes the operations of each of the Company’s reportable business segments:

•	Electric Vehicles – development and manufacture of electric vehicles for mass markets, and
•	Custom built vehicles – development and manufacture of high-end custom-built vehicles.

Sales between segments are accounted for at prices that approximate fair value. No business segments have been aggregated to form the above reportable business segments.

	Three months ended September 30, 2020		Three months ended September 30, 2019
		Custom Built		Custom Built
	Electric Vehicles	Vehicles	Electric Vehicles	Vehicles
Revenue	$—	$327,285	$—	$200,068
Gross profit	—	10,201	—	65,598
Operating expenses	8,701,493	82,376	7,742,592	128,115
Other items	6,195,203	(64,084)	(2,475,303)	10,709
Current income tax recovery	(129)	(1,475)	—	—
Deferred income tax recovery	—	(11,330)	—	(6,894)
Net loss/(income)	14,896,567	(4,714)	5,267,289	66,332
FX translation	(87,781)	—	14,257	—
Comprehensive loss/(income)	14,808,786	(4,714)	5,281,546	66,332

	Nine months ended September 30, 2020		Nine months ended September 30, 2019
	Electric Vehicles	Custom Built Vehicles	Electric Vehicles	Custom Built Vehicles
Revenue	—	460,774	—	461,334
Gross profit/(loss)	—	(62,227)	—	64,060
Operating expenses	21,540,426	205,426	18,753,216	320,376
Other items	8,164,157	(196,724)	3,713,023	13,498
Current income tax	947	(1,475)	2,140	—
Deferred income tax recovery	—	(38,605)	—	(56,069)
Net loss	29,705,530	30,849	22,468,379	213,745
FX translation	39,672	—	(10,330)	—
Comprehensive loss	29,745,202	30,849	22,458,049	213,745

	September 30, 2020		December 31, 2019
	Electric Vehicles	Custom Built Vehicles	Electric Vehicles	Custom Built Vehicles
Inventory	836,959	539,449	307, 225	442,926
Plant and equipment	11,307,260	365,558	9,580,326	410,216